Note 12. Discontinued Operations	6 Months Ended
Jun. 30, 2011
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Note 12.  Discontinued Operations

On January 20, 2009, we sold our interest in CompCare, in which we had acquired a controlling interest in January 2007 for $1.5 million in cash. The CompCare operations are now presented as discontinued operations in accordance with accounting rules related to the disposal of long-lived assets. Prior to the sale, the assets, and results of operations related to CompCare had constituted our behavioral health managed care services segment.

We recognized a gain of approximately $11.2 million from this sale, which is included in income from discontinued operations in our Consolidated Statement of Operations for the three months ended March 31, 2009. The revenues and expenses of discontinued operations for the period January 1 through January 20, 2009 are as follows:

(in thousands)	Period from January 1 to January 20, 2009
Revenues:
Behavioral managed health care revenues	$710
Expenses:
Behavioral managed health care operating expenses	$703
General and administrative expenses	711
Other	50
Income (loss) from discontinued operations before provision for income tax	$(754)
Provision for income taxes	$1
Income (loss) from discontinued operations, net of tax	$(755)
Gain on sale	$11.204
Results from discontinued operations, net of tax	$10.449